Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022, operating leases, lessee	$ 948
2023, operating leases, lessee	952
2024, operating leases, lessee	793
2025, operating leases, lessee	609
2026, operating leases, lessee	471
Thereafter, operating leases, lessee	1,111
Total lease payments, operating leases, lessee	4,884
Less: imputed interest	408
Total operating lease liabilities	$ 4,476	$ 4,962
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted average remaining lease term (in years)	6 years 6 months
Weighted average discount rate	2.60%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 39
Lessee, Operating lease, not yet commenced, earliest year of commencement	2022
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	1 year
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	11 years